Related parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related parties

20. Related parties

Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

Charité Research Organisation GmbH (Charité CRO)

Dr. Knolle, who served as Chief Scientific Officer and Chief Operating Officer since the Company's inception up to September 30, 2023, was a member of the board of Charité Research Organisation GmbH, or Charité CRO until February 28, 2022. The Company has entered into a service contract with Charité CRO according to which Charité CRO provides services supporting research for the Company. In fiscal years 2023, 2022 and 2021, payments to Charité CRO with respect to this service contract amounted to €0.5 million, €0.4 million and €608, respectively.

Key management personnel compensation

	2023	2022	2021
	€	€	€
Short term employee benefits	4,467,603	3,461,860	2,517,211
Post employee benefits	189,996	148,678	80,482
Share-based payments	6,252,492	6,524,726	6,269,218
Total	10,910,091	10,135,264	8,866,911

At the end of financial year 2020 an amount of €120,000 of short-term employee benefits was capitalized on the consolidated statements of financial position. This amount was recognized in the Group’s statements of profit or loss and other comprehensive income in 2021. As at 31 December 2023 and 2022, no short-term employee benefits have been capitalized.

The Group engages two management entities for the purpose of providing key management services to the Group. These management entities are considered related parties, as they provide key management services and the key management personnel have key management functions within these entities. Certain key management personnel are also shareholders of the Company. The aggregate amount of expense recognized in the consolidated statements of loss and comprehensive loss related to these related parties were €1.1 million in 2023 (2022: €1.2 million, 2021:€1.1 million).

The aggregate amounts payable to the related parties were €1.4 million (2022: €1.2 million, 2021: €1.6 million).